8. Other payables and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses	$ 1,644	$ 2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$ 18,589	$ 15,049